Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
Accrued expenses consisted of the following (in thousands):

	December 31, 2021	December 31, 2020
Accrued payroll and benefits	$11,779	$9,987
Accrual for services rendered and goods purchased	10,631	5,478
Deferred rent	2,513	2,128
Other	4,672	5,192
Total	$29,595	$22,785